Stockholders' Equity - Summary of Common Stock (Detail) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Series A [Member]
Disclosure of Classes of Share Capital [Line Items]
Subscribed and paid shares	29,016,656,496	29,016,656,496
Unissued shares authorized for executives' stock compensation programs	881,442,830	881,442,830
Repurchased shares	0	441,284,956
Number of shares issued	29,898,099,326	30,339,384,282
Series B [Member]
Disclosure of Classes of Share Capital [Line Items]
Subscribed and paid shares	14,508,328,248	14,508,328,248
Unissued shares authorized for executives' stock compensation programs	440,721,415	440,721,415
Repurchased shares	0	220,642,478
Number of shares issued	14,949,049,663	15,169,692,141